Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment:

	December 31,	December 31,
Net carrying amounts	2018	2017
Building under finance lease	$5,007	$5,819
Computer equipment	1,639	1,020
Furniture and fixtures	67	155
Leasehold improvements	1,019	1,624
Production and test equipment	13,888	6,696
	$21,620	$15,314

Cost	December 31, 2017	Additions	Disposals	Effect of movements in exchange rates	December 31, 2018
Building under finance lease	$12,180	$—	$—	$—	$12,180
Computer equipment	4,787	1,016	(215)	(4)	5,584
Furniture and fixtures	1,190	6	(87)	(6)	1,103
Leasehold improvements	8,246	71	(363)	(18)	7,936
Production and test equipment	36,431	8,932	(2,047)	(6)	43,310
	$62,834	$10,025	$(2,712)	$(34)	$70,113

Accumulated depreciation and impairment loss	December 31, 2017	Depreciation	Disposals	Effect of movements in exchange rates	December 31, 2018
Building under finance lease	$6,361	$812	$—	$—	$7,173
Computer equipment	3,767	383	(200)	(5)	3,945
Furniture and fixtures	1,035	60	(54)	(5)	1,036
Leasehold improvements	6,622	524	(211)	(18)	6,917
Production and test equipment	29,735	1,299	(1,607)	(5)	29,422
	$47,520	$3,078	$(2,072)	$(33)	$48,493
During the year ended December 31, 2018, the Corporation had cash additions of $9,854,000 and non-cash additions of $171,000 related to an adjustment for asset retirement obligations (note 16).

9.	Property, plant and equipment (cont'd):

Cost	December 31, 2016	Additions	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2017
Building under finance lease	$12,180	$—	$—	$—	$—	$12,180
Computer equipment	4,607	390	(169)	(54)	13	4,787
Furniture and fixtures	1,163	32	(17)	—	12	1,190
Leasehold improvements	8,794	7	(594)	—	39	8,246
Production and test equipment	33,053	2,639	(809)	1,532	16	36,431
Production and test equipment	2,078	—	—	(2,078)	—	—
under finance lease
	$61,875	$3,068	$(1,589)	$(600)	$80	$62,834

Accumulated depreciation and impairment loss	December 31, 2016	Depreciation	Impairment loss	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2017
Building under finance lease	$5,549	$812	$—	$—	$—	$—	$6,361
Computer equipment	3,558	365	—	(169)	—	13	3,767
Furniture and fixtures	978	62	—	(17)	—	12	1,035
Leasehold improvements	6,606	566	—	(594)	—	44	6,622
Production and test equipment	28,040	1,366	284	(809)	843	11	29,735
Production and test equipment	1,443	—	—	—	(1,443)	—	—
under finance lease
	$46,174	$3,171	$284	$(1,589)	$(600)	$80	$47,520

During the year ended December 31, 2018, the Corporation disposed of certain property, plant and equipment totaling $495,000 primarily related to Protonex' Power Manager business (note 27).
Leased assets
The Corporation leases certain assets under finance lease agreements including the Corporation’s head office building in Burnaby, British Columbia (note 17).
Impairment loss
The Corporation recorded an impairment loss on property, plant and equipment of $284,000 in 2017 related to the write-off of certain Protonex Solid Oxide Fuel Cell assets to their estimated net realizable value of $50,000 (note 28).